Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 06, 2010
Disclosure of detailed information about hedging instruments [line items]
Interest rate			6.375%
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	6.44%	6.90%
Volatility rates in %	5.00%	23.27%
Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.29%	1.54%
Volatility rates in %	5.91%	10.72%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	2.45%	3.50%
South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate		7.16%
Volatility rates in %		3.84%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.78%	1.69%
Volatility rates in %	5.97%	6.00%
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	6.12%	5.29%
Bottom of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.15%	1.38%
Bottom of range [member] | South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2		6.88%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.61%	1.59%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	8.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	6.76%	8.50%
Top of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.42%	1.71%
Top of range [member] | South African Rand [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2		7.43%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.94%	1.80%